Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Audit fees	$ 5.2	$ 5.8	$ 6.8
Audit related fees	1.4	0.5	1.3
Tax fees	0.1	0.1	0.1
Other fees	0.4	0.1	0.6
Total	$ 7.1	$ 6.4	$ 8.8